Partners' Equity (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Jul. 03, 2023 shares	Apr. 03, 2023 EquityInstruments shares	Jul. 01, 2022 shares	Jun. 30, 2022 EquityInstruments shares	Apr. 01, 2022 EquityInstruments shares	Jul. 01, 2021 shares	Apr. 06, 2021 EquityInstruments shares	Dec. 31, 2023 EquityInstruments shares	Dec. 31, 2022 USD ($) EquityInstruments shares	Dec. 31, 2021 USD ($) $ / shares shares
RCUs
Equity transactions
Number of units vested during the period | EquityInstruments		92,805		50,982	19,638		5,984	335,004	70,620
PCUs
Equity transactions
Number of units vested during the period | EquityInstruments		16,089		50,982	14,062		2,992	50,557	65,044
GasLog Ltd.
Equity transactions
General partner interest in GasLog Partners									2.00%	2.00%
ATM Programme
Equity transactions
Remaining authorized amount | $									$ 116,351
Common units
Equity transactions
Number of units issued in share-based payment								108,894		8,976
Number of common units in public offering or general partner units										3,195,401
Number of units issued									135,664
Common units | Long-Term Incentive Plan 2015
Equity transactions
Number of units issued in share-based payment		108,894		101,964	33,700		8,976
Common units | ATM Programme
Equity transactions
Number of common units in public offering or general partner units										3,195,401
Price per unit | $ / shares										$ 3.19
Net proceeds from issuance of units | $										$ 9,634
Common units | Conversion of B units
Equity transactions
Number of units issued upon conversion	415,000		415,000			415,000
General partner units
Equity transactions
Number of common units in public offering or general partner units										56,158
Number of units issued									2,769
Net proceeds from issuance of units | $									$ 16	$ 205